Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Conservative ETF Asset Allocation Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Morningstar Conservative ETF Asset Allocation Portfolio | 14% Morningstar US Market extended TR Index / 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.09%	2.05%	4.23%
Morningstar Conservative ETF Asset Allocation Portfolio | 20% S&P 500 Index/73% Bloomberg U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.23%	2.83%	4.64%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	2.45%	3.76%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Average Annual Return, Percent		8.82%	2.19%	3.50%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.51%	13.47%	14.55%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	(0.36%)	2.01%
Morningstar Income and Growth ETF Asset Allocation Portfolio | 28% Morningstar US Market Extended TR Index / 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	12.98%	4.35%	6.38%
Morningstar Income and Growth ETF Asset Allocation Portfolio | 40% S&P 500 Index/55% Bloomberg U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.42%	5.71%	7.23%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.94%	4.68%	5.73%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	4.43%	5.46%
Morningstar Balanced ETF Asset Allocation Portfolio | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.51%	13.47%	14.55%
Morningstar Balanced ETF Asset Allocation Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%	(0.36%)	2.01%
Morningstar Balanced ETF Asset Allocation Portfolio | 42% Morningstar US Market Extended TR Index / 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg U.S. Universal TR USD/ 6% FTSE WGBI Non USD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.84%	6.72%	8.50%
Morningstar Balanced ETF Asset Allocation Portfolio | 60% S&P 500 Index/38% Bloomberg U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	13.63%	8.55%	9.79%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	6.89%	7.53%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Average Annual Return, Percent		14.82%	6.61%	7.25%
Morningstar Growth ETF Asset Allocation Portfolio | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.51%	13.47%	14.55%
Morningstar Growth ETF Asset Allocation Portfolio | 56% Morningstar US Market Extended TR Index / 24% Morningstar Global Markets ex-US NR Index USD / 15% Bloomberg U.S. Universal TR USD/ 3% FTSE WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	18.60%	9.19%	10.58%
Morningstar Growth ETF Asset Allocation Portfolio | 80% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	15.80%	11.44%	12.32%
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	9.08%	9.32%
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Average Annual Return, Percent		17.91%	8.82%	9.05%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.51%	13.47%	14.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | 67% Morningstar US Market Extended TR Index / 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	20.61%	11.13%	12.17%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | 95% S&P 500 Index/5% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	17.36%	13.68%	14.20%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.33%	10.82%	10.63%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Prospectus [Line Items]
Average Annual Return, Percent		20.00%	10.55%	10.36%
ALPS/Alerian Energy Infrastructure Portfolio | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.51%	13.47%	14.55%
ALPS/Alerian Energy Infrastructure Portfolio | Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	6.58%	24.26%	12.70%
ALPS/Alerian Energy Infrastructure Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	22.50%	11.11%
ALPS/Alerian Energy Infrastructure Portfolio | Class III
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	22.06%	10.70%
ALPS Global Opportunity Portfolio | Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	21.18%	11.52%	11.79%
ALPS Global Opportunity Portfolio | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	7.43%	7.38%	10.19%
ALPS Global Opportunity Portfolio | Morningstar Global Markets Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]	16.13%	7.61%	9.53%
ALPS Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	6.62%	9.71%
ALPS Global Opportunity Portfolio | Class III
Prospectus [Line Items]
Average Annual Return, Percent		1.36%	6.30%	9.36%

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	Broad-based securities market index.
[4]	Additional index.
[5]	Broad-based securities market index.
[6]	Additional index.
[7]	Broad-based securities market index.
[8]	Additional index.
[9]	Broad-based securities market index.
[10]	Additional index.
[11]	Broad-based securities market index.
[12]	Additional index.
[13]	Broad-based securities market index.
[14]	Additional index.
[15]	The Morningstar Global Markets Mid Cap Index was added as an additional index of the Fund. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund’s holdings.